Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net
6	Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2024	2025
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(45)	(57)
Intangible assets, net	80	68

For the years ended December 31, 2023, 2024 and 2025, amortization expenses amounted to US$13, US$12 and US$12, respectively. The Group recognized no impairment on intangible assets for the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2025, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
US$
2026	12
2027	12
2028	12
2029	12
2030 and thereafter	20
Total	68